Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Goodwill [Line Items]
Opening goodwill	$ 588,434	[1]	$ 463,324
Current year acquisitions (note 4 (a))	34,576		133,123
Prior period acquisition (note 4(b))	7,689		4,418
Foreign exchange movement	(14,611)		(12,431)
Closing goodwill	$ 616,088		$ 588,434	[1]

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).